Cash and Cash Equivalents: (Details 1) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Cash And Cash Equivalents Details [Abstract]
Bank deposits	$ 6,367,049	$ 1,578,903
Money market funds	72,098	1,396,934
Total	$ 6,439,147	$ 2,975,837